Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax (Details) [Line Items]
Unrecognized tax losses (in Dollars)	$ 3,808,756	$ 3,171,974
Taiwan Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	20.00%
Hong Kong Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	16.50%
Japan Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	30.62%
United States Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	29.84%
United Kingdom Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	19.00%